Benefit Plans (Fair Value Measurements for Pension Plan Assets) (Details) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 260.1	$ 268.4	$ 274.4
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.7	1.8
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	258.4	266.6
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Defined Benefit Plan, Equity Securities [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	81.3	84.5
Defined Benefit Plan, Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Defined Benefit Plan, Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	81.3	84.5
Defined Benefit Plan, Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Debt Securities [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118.9	121.1
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118.9	121.1
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
US Government Debt Securities [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58.2	61.0
US Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
US Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58.2	61.0
US Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	258.4	266.6
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	258.4	266.6
Common Collective Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.7	1.8
Cash and cash equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.7	1.8
Cash and cash equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0